CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 3,100	£ 3,182
Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,362	3,533
Difference [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	262	£ 351
UK Mortgages [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	253
UK Mortgages [Member] | Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	460
UK Mortgages [Member] | Difference [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	207
Other Retail [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,294
Other Retail [Member] | Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,308
Other Retail [Member] | Difference [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	14
Commercial Banking [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,472
Commercial Banking [Member] | Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,513
Commercial Banking [Member] | Difference [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	41
Other [Member] | Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	81
Other [Member] | Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 81